Shareholders' Equity (Details 3) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income
Gain on sale of investment securities				$ (21,352)							$ (21,352)	$ (45,234)	$ (162,121)
General and administrative	$ 34,902			34,431						$ 67,809	66,674	135,139	126,250	$ 107,307
Income tax provision	77,769			100,838						206,569	190,601	387,548	392,844	328,971
Net of tax	(149,537)	$ (168,688)	$ (192,279)	(174,570)	$ (173,182)	$ (159,797)	$ (266,159)	$ (151,080)	$ (159,603)	(352,579)	(347,752)	(708,719)	$ (736,639)	$ (581,045)
Reclassification out of AOCI
Accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income
Net of tax	197			(12,739)						393	(12,592)	30,398
Reclassification out of AOCI | Unrealized Appreciation (Depreciation) on Available-for-sale Securities
Accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income
Gain on sale of investment securities				(21,352)							(21,352)	45,234
Income tax provision				8,468							8,468	(17,497)
Net of tax				(12,884)							(12,884)	27,737
Reclassification out of AOCI | Defined Benefit Pension Plan
Accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income
General and administrative	309			229						618	458	4,196
Income tax provision	(112)			(84)						(225)	(166)	(1,535)
Net of tax	$ 197			$ 145						$ 393	$ 292	$ 2,661